Stockholders' Equity (Details Narrative) (10-K) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 14, 2015	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
Stock issued during period, shares, restricted stock		0	333,521,888
Number of shares issued for conversion of debt			332,888,888
Number of shares issued during period		0	633,000	71,350,098
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock voting rights, description		The voting rights equal to 10 shares of common stock.	The voting rights equal to 10 shares of common stock.
Series E preferred stock, shares issued			6,000,000	6,000,000
Series E preferred stock, shares outstanding			6,000,000	6,000,000
Common stock, shares authorized		900,000,000	900,000,000	900,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock voting rights, description		Holders of common stock have one vote per share	Holders of common stock have one vote per share
Common stock, shares issued		6,871,351	570,859,333	570,859,333	477,226,000
Common stock, shares outstanding		6,871,351	570,859,333	570,859,333	477,226,000
Series E Preferred Stock [Member]
Number of shares issued during period			5,000,000
Preferred stock, shares authorized			6,000,000	10,000,000
Preferred stock, par value			$ 0.001	$ 0.001
Series E preferred stock, shares issued		6,000,000	6,000,000	6,000,000
Series E preferred stock, shares outstanding		6,000,000	6,000,000	6,000,000
Common stock, shares authorized		900,000,000
Common stock, par value		$ 0.001
Investors [Member]
Number of shares issued during period			333,521,888
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member]
Share exchange agreement, description	(i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings' Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company's common stock to certain other persons
Stock issued during period, shares, restricted stock	22,500,000
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member] | Restricted Common Stock [Member]
Stock issued during period, shares, restricted stock	2,500,000